Related Party Transactions - Transactions with Perenco (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total operating revenues	$ 393,522	$ 260,372	$ 298,429
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(30,212)	39,226	(84,751)
Other operating (loss)/income	5,614	(469)	(23,359)
Liquefaction services revenue
Related Party Transaction [Line Items]
Total operating revenues	226,794	224,959	245,418
Vessel management fees and other revenues
Related Party Transaction [Line Items]
Total operating revenues	74,391	23,067	$ 35,086
Related Party
Related Party Transaction [Line Items]
Total operating revenues	123,400
Realized and unrealized (loss)/gain on oil and gas derivative instruments	29,800
Other operating (loss)/income	2,100
Receivables from Perenco	1,691	$ 26,360
Related Party | Perenco
Related Party Transaction [Line Items]
Net revenue	152,257
Related Party | Perenco | Liquefaction services revenue
Related Party Transaction [Line Items]
Net revenue	155,269
Total operating revenues	123,400
Realized and unrealized (loss)/gain on oil and gas derivative instruments	29,800
Other operating (loss)/income	2,100
Receivables from Perenco	23,228
Related Party | Perenco | Vessel management fees and other revenues
Related Party Transaction [Line Items]
Net revenue	(3,012)
Receivables from Perenco	$ 3,012